Investments in Unconsolidated Real Estate Ventures - Summary of Investments in Unconsolidated Real Estate Ventures (Detail) - USD ($)		6 Months Ended		12 Months Ended
		Jun. 30, 2026		Dec. 31, 2025		Dec. 31, 2024
Schedule Of Equity Method Investments [Line Items]
Carrying Value of Investment		$ 16,675,456		$ 24,512,945		$ 18,207,135
Toronto | Ontario
Schedule Of Equity Method Investments [Line Items]
Date Real Estate Venture Acquired Land	[1]			April 2021
Real Estate Venture Status		June 2025	[2]	June 2025	[1]
Carrying Value of Investment		$ 3,653,653	[2]	$ 4,160,699	[1],[2]	3,708,283	[1]
Toronto II | Ontario
Schedule Of Equity Method Investments [Line Items]
Date Real Estate Venture Acquired Land	[1]			December 2021
Real Estate Venture Status		April 2025	[2]	April 2025	[1]
Carrying Value of Investment		$ 4,688,860	[2]	$ 5,254,183	[1],[2]	5,413,629	[1]
Dorval | QUEBEC
Schedule Of Equity Method Investments [Line Items]
Date Real Estate Venture Acquired Land	[1]			February 2023
Real Estate Venture Status		June 2025	[2]	June 2025	[1]
Carrying Value of Investment		$ 2,570,895	[2]	$ 3,106,052	[1],[2]	2,569,669	[1]
Hamilton | Ontario
Schedule Of Equity Method Investments [Line Items]
Date Real Estate Venture Acquired Land	[1]			November 2023
Real Estate Venture Status		October 2024	[2]	October 2024	[1]
Carrying Value of Investment		$ 1,764,341	[2]	$ 2,131,495	[1],[2]	2,459,972	[1]
Montreal | QUEBEC
Schedule Of Equity Method Investments [Line Items]
Date Real Estate Venture Acquired Land				January 2024
Real Estate Venture Status		May 2026	[2]	Under development
Carrying Value of Investment		$ 3,997,707	[2]	$ 9,860,516	[2]	$ 4,055,582
SmartCentres
Schedule Of Equity Method Investments [Line Items]
Equity ownership percentage		50.00%		50.00%
SmartCentres | Toronto | Ontario
Schedule Of Equity Method Investments [Line Items]
Equity ownership percentage		50.00%	[2]	50.00%	[1]
SmartCentres | Toronto II | Ontario
Schedule Of Equity Method Investments [Line Items]
Equity ownership percentage		50.00%	[2]	50.00%	[1]
SmartCentres | Dorval | QUEBEC
Schedule Of Equity Method Investments [Line Items]
Equity ownership percentage		50.00%	[2]	50.00%	[1]
SmartCentres | Hamilton | Ontario
Schedule Of Equity Method Investments [Line Items]
Equity ownership percentage		50.00%	[2]	50.00%	[1]
SmartCentres | Montreal | QUEBEC
Schedule Of Equity Method Investments [Line Items]
Equity ownership percentage		50.00%	[2]	50.00%

[1]	As of December 31, 2025, these four JV Properties were encumbered by first mortgages pursuant to the SmartCentres Financing (defined below).
[2]	As of June 30, 2026, these five JV Properties were encumbered by first mortgages pursuant to the SmartCentres Financing (defined below).